Severance and Retirement Plans	12 Months Ended
Mar. 31, 2013
Severance and Retirement Plans

14.    Severance and Retirement Plans

The Company and its domestic subsidiaries’ defined benefit severance and retirement plans covering its employees, were terminated or transitioned to new defined contribution plans by March 31, 2012. These plans generally provided retirement benefits and lump-sum severance payments to the employees based on employee’s rates of pay at the time of termination, years of service and certain other factors.

KONAMI recognizes the funded status of a benefit plan (measured as the difference between plan assets at fair value and the benefit obligation) in the consolidated balance sheets and reported the adjustments, after considering tax effect, as a component of accumulated other comprehensive income (loss). The adjustments made to accumulated other comprehensive income (loss) represent actuarial (gain) loss and unamortized prior service cost.

The Company and certain of its domestic subsidiaries terminated the defined benefit plans, resulting in a settlement gain for the year ended March 31, 2011.

For the year ended March 31, 2012, certain of its domestic subsidiaries terminated existing defined benefit plans and made a transition to new defined contribution plans, resulting in a settlement losses. Meanwhile, certain domestic subsidiaries encouraged the voluntary retirement plans, resulting in special granting termination benefits.

The reconciliation of beginning and ending balances of the benefit obligations of the Company and its domestic subsidiaries’ plans are as follows:

	Millions of Yen
	2012	2013
Change in benefit obligation:
Benefit obligation, beginning of year	¥3,246	—
Service cost	132	—
Interest cost	15	—
Benefits paid	(1,406)	—
Effects of transitions to defined contribution plans	(1,759)	—
Curtailments and settlements	¥(228)	—

Benefit obligation, end of year	—	—

Change in plan assets:
Fair value of plan assets, beginning of year	¥1,403	—
Actual return on plan assets	14	—
Employer contribution	100	—
Benefits paid	(487)	—
Effects of transitions to defined contribution plans	(1,011)	—
Curtailments and settlements	¥(19)	—

Fair value of plan assets, end of year	—	—

Funded status, end of year	—	—

Recognized accumulated other comprehensive loss at March 31, 2012 and 2013 is as follows:

	Millions of Yen
	2012	2013
Actuarial net loss	¥(52)	¥(49)

	¥(52)	¥(49)

Net periodic cost of the Company and its domestic subsidiaries’ plans for the years ended March 31, 2011, 2012 and 2013 included the following components:

	Millions of Yen
	2011	2012	2013
Service cost—benefits earned during the year	¥254	¥132	—
Interest cost on projected benefit obligation	33	15	—
Expected return on plan assets	(26)	(14)	—
Recognized actuarial loss	20	20	—
Settlement (gain) or loss	(103)	292	¥5
Loss from special termination benefit	—	769	—

Net periodic cost	¥178	¥1,214	¥5

Weighted-average assumptions used to determine net periodic cost for the years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
Weighted-average assumptions:
Discount rate	0.9%	0.9%	—
Assumed rate of increase in future compensation levels	1.8%	1.5%	—
Expected long-term rate of return on plan assets	2.0%	2.0%	—

The Company and its domestic subsidiaries determine the expected long-term rate of return on plan assets of the various asset investments categories. When determining the rate, management considers the current expectations for future returns and the actual historical returns of each plan asset category.

The Company and its domestic subsidiaries have participated in Kanto IT Software Pension Fund (the Fund) as a multi-employer pension plan. The Fund was established pursuant to a Japanese law by multi-employers which are mainly Software and IT industry companies, and is a welfare pension fund for a multi-employer contributory plan. The benefits which the Fund makes are retirement plans, lump-sum severance payments and lump-sum benefits for bereaved family. The Fund is a Japanese domestic plan and thus there is not an Employer Identification Number or a Pension Plan Number under in the U.S. There is not a U.S. Pension Protection Plan Act zone status applicable for the plan. The “FIP/RP Status Pending/Implemented” column indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented. There is no collective bargaining agreement applicable to the plan.

The risks of Participating in a multi-employer plan are different from a single-employer plan in the following aspects; assets contributed to the multi-employer plan by one employer may be used to provide benefits to employees of other participating employers; and if a participating employer stops contributing to the plan, any unfunded obligations of the plan may be borne by the remaining participating employers.

As of March 31, 2011, 2012 and 2013, our participation in the Fund is outlined in the table below. The Fund financial information for the year ended March 31, 2013 was not available at the time of these consolidated financial statements were issued. Therefore, the Company discloses the Fund financial information as of March 31, 2011 and 2012 as these were the most recent dates available.

Pension Funds	EIN/ Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented		Contributions (Millions of Yen)			Surcharge Imposed		Expiration Date of Agreement
		2012	2013	2012	2013	2011	2012	2013	2012	2013
Kanto IT Software Pension Fund	N/A	N/A	N/A	No	No	809	781	790	No	No	—

The Fund financial statements for the years ended March 31, 2011 and 2012 indicated total plan asset of ¥171,945 million and ¥186,190 million, respectively; total actuarial present value of accumulated benefit obligations of ¥172,108 million and ¥186,649 million, respectively. The fund financial statements for the years ended March 31, 2011 and 2012 indicate that the plan were underfunded by ¥163 million (0.1%) and underfunded by ¥459 million (0.2%), respectively.

The employers make matching contributions to the funds up to a certain percentage of each employee’s standard pay. The contributions consist of standard contributions prepared for retirement plans or lump-sum payments, special contributions prepared for amortization of unamortized prior service cost and administrative fee’s contributions prepared for managing the Fund. The employers assume an obligation for contributions to the Fund.

Under the related acts and the terms, the Fund reevaluates the amount of contributions at least every five years in order to be of the value that would allow the maintenance the financial condition now and in the future. The Fund verifies the plan assets would be reserved as planed and agreed with benefit obligation for prior years of service on an annual basis. If the verifications would reveal a shortage of the reserve, the Fund shall resolve the shortage of the reserve by the implementation of additional special contributions.

The Company and its domestic subsidiaries’ contributions to the plan amounted to ¥809 million, ¥781 million and ¥790 million for the years ended March 31, 2011, 2012 and 2013, respectively. The contributions the Company and its domestic subsidiaries made to the Fund represent more than 5% of the total Fund. The expenses were reported as costs and expenses in the consolidated statements of income.

The Company and its domestic subsidiaries’ contributions to the plan are expected to amount to ¥780 million for the year ended March 31, 2014.

The Company and certain of its domestic subsidiaries have accrued the liability for retirement benefits for their directors and corporate auditors in the amount of ¥1,096 million and ¥1,096 million at March 31, 2012 and 2013, respectively, which is included in accrued pension and severance costs in the accompanying consolidated balance sheets.

Some of its domestic subsidiaries have defined contribution plans.

For the year ended March 31, 2012, certain of its domestic subsidiaries terminated the defined benefit plans and made a transition to the defined contribution plans. Benefit obligations to be contributed to the defined contribution plans was determined as ¥1,759 million, which will be settled in 8 years. As of March 31, 2012, the amount of benefit obligations which has not been settled was ¥637 million, included in other current liabilities of ¥92 million and accrued pension and severance costs of ¥545 million, respectively, in the consolidated balance sheets. As of March 31, 2013, the amount of benefit obligations which has not been settled was ¥520 million, included in other current liabilities of ¥85 million and accrued pension and severance costs of ¥435 million, respectively, in the consolidated balance sheets.

Certain domestic subsidiaries’ contributions to the defined contribution plans amounted to ¥150 million and ¥249 million for the years ended March 31, 2012 and 2013, respectively. The expenses were reported as costs and expenses in the consolidated statements of income.